DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

13. DERIVATIVE INSTRUMENTS

The Company uses derivatives to manage risks associated with certain assets and liabilities arising from the potential adverse impact of fluctuations in interest rates and foreign currency exchange rates.

The Company limits its exposure on derivatives by entering into contracts with institutions that are established dealers who maintain certain minimum credit criteria established by the Company. At December 31, 2018, the Company does not maintain any derivative instruments subject to master agreements that would require the Company to post collateral or that contain any credit-risk related contingent features.

The Company enters into foreign currency derivatives to reduce the volatility of the Company’s cash flows resulting from changes in foreign currency exchange rates associated with certain inventory transactions, some of which are designated as cash flow hedges. The Company generally hedges foreign currency exchange rate risks for periods of 12 months or less. As of December 31, 2018, the maximum term over which the Company is hedging its exposure to the variability of future cash flows associated with certain inventory transactions is 11 months.

Certain foreign currency exchange forward contracts are not designated as hedges as they do not meet the specific hedge accounting requirements of ASC 815, “Derivatives and Hedging.” Changes in the fair value of the derivative instruments not designated as hedging instruments are recorded in the consolidated statements of income as they occur. Gains and losses on derivatives not designated as hedging instruments are included in other operating activities in the consolidated statements of cash flows for all periods presented.

The following tables present the fair values of the derivative instruments included within the Company’s consolidated balance sheets as of December 31, 2018 and 2017:

	December 31, 2018
	Notional
	Amount	Fair Value	Balance Sheet Location	Maturity
	(In millions)
Designated as hedging instruments:
Foreign currency exchange hedges	$5.2	$0.3	Other current assets	January 2019 to April 2019
Foreign currency exchange hedges	$20.3	$0.3	Other current liabilities	March 2019 to November 2019

Not designated as hedging instruments:
Foreign currency exchange forward contract	$61.6	$3.5	Other current assets	January 2019 to February 2019

	December 31, 2017
	Notional
	Amount	Fair Value	Balance Sheet Location	Maturity
	(In millions)
Designated as hedging instruments:
Foreign currency exchange hedges	$2.9	$0.1	Other current assets	August 2018 to October 2018
Foreign currency exchange hedges	$19.3	$0.3	Other current liabilities	January 2018 to October 2018

Not designated as hedging instruments:
Foreign currency exchange forward contracts	$168.0	$15.9	Other current assets	February 2018
Foreign currency exchange forward contract	$65.8	$3.5	Other current liabilities	March 2018

Derivatives Designated as Hedging Instruments

For the year ended December 31, 2018, losses of $0.1 million, net of tax, were recognized in other comprehensive income related to foreign currency exchange hedges designated as effective, gains of $0.2 million, net of tax, were reclassified from accumulated other comprehensive income into net income (cost of operations), and a de minimis amount of ineffectiveness was recorded. Changes in the fair value of these hedges, excluding any ineffective portion are recorded in other comprehensive income (loss) until the hedged transactions affect net income. The ineffective portion of these cash flow hedges impacts net income when the ineffectiveness occurs. At December 31, 2018, $0.2 million is expected to be reclassified from accumulated other comprehensive income into net income in the coming 12 months.

For the year ended December 31, 2017, losses of $0.5 million, net of tax, were recognized in other comprehensive income related to foreign currency exchange hedges designated as effective. For the year ended December 31, 2017, gains of $0.2 million, net of tax, were reclassified from accumulated other comprehensive income into net income (cost of operations), and $0.1 million of ineffectiveness was recorded.

For the year ended December 31, 2016, losses of $0.9 million, net of tax, were recognized in other comprehensive income related to foreign currency exchange hedges designated as effective, losses of $0.6 million, net of tax, were reclassified from accumulated other comprehensive income into net income (cost of operations), and $0.1 million of ineffectiveness was recorded.

Derivatives Not Designated as Hedging Instruments

For the years ended December 31, 2018, 2017 and 2016, the Company recognized gains of $10.6 million, gains of $12.5 million, and losses of $0.1 million, respectively, related to foreign currency exchange forward contracts not designated as hedging instruments in general and administrative expense in the Company’s consolidated statements of income.

Net Investment Hedges

The Company designated its Euro-denominated 5.250% senior notes due 2023 (€300.0 million) and €200.0 million of its Euro-denominated 4.500% senior notes due 2022 (€400.0 million) as a net investment hedge of its investment in BrandLoyalty, on a pre-tax basis. The net investment hedge is intended to reduce the volatility in stockholders’ equity caused by the changes in foreign currency exchange rates of the Euro with respect to the U.S. dollar.

In February 2018, the Company de-designated its €500.0 million net investment hedge and re-designated €640.0 million of Euro-denominated senior notes as a net investment hedge of its investment in BrandLoyalty on an after-tax basis. The change in fair value of the net investment hedges due to remeasurement of the effective portion is recorded in other comprehensive income. The ineffective portion of this hedging instrument impacts net income when the ineffectiveness occurs.

For the years ended December 31, 2018, 2017 and 2016, the Company recorded unrealized gains of $29.6, losses of $46.1 million, and gains of $7.9 million, net of tax, respectively, in other comprehensive income and no ineffectiveness was recorded on the net investment hedges.